Preferred Shareholders Payable in Subsidiaries - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Jun. 27, 2014
Disclosure of financial resources [abstract]
Net of financial resources represented by debentures and working capital	R$ 1,979,519
Non-voting preferred shares paid in amount		R$ 2,000,000